Description of Organization, Business Operations and Basis of Presentation - Additional Information (Detail) - USD ($)		1 Months Ended	3 Months Ended
	Mar. 18, 2021	Mar. 18, 2021	Mar. 31, 2021	Dec. 31, 2020
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Date of incorporation of the company			Oct. 02, 2020	Oct. 02, 2020
Number of warrants sold				7,880,000
Per share amount to be maintained in the trust account				$ 10.00
Term of restricted investments	185 days		185 days	185 days
Minimum networth to effect a business combination			$ 5,000,001	$ 50,000.01
Percentage of public shares to be redeemed in case business combination is not consummated			100.00%	100.00%
Period within which business combination must be completed from the date of closure of initial public offering			24 months	24 months
Period within which business combination must be completed from the date of closure of initial public offering in case letter of intent is executed			27 months	27 months
Period within which the public shares shall be redeemed			10 days	10 days
Provision for working capital needs			$ 701,250	$ 701,250
Expenses payable on liquidation			100,000	$ 100,000
Proceeds from initial public offering			977,500,000
Adjustment to additional paid in capital stock issuance costs			53,390,327
Deferred Legal Fees			18,182
Proceeds from warrant issue	$ 22,300,000		22,250,000
Minimum [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Acquires assets as a percentage of net market value of assets held in trust account	80.00%	80.00%		80.00%
Equity method investment ownership percentage	50.00%	50.00%		50.00%
Private Placement Warrants [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Class of warrants or rights warrants issued during the period	8,900,000			8,900,000
Class of warrants or rights warrants issue price per unit	$ 2.50	$ 2.50		$ 2.50
Proceeds from warrant issue				$ 22,300,000
Class A Ordinary Shares
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Percentage of ordinary shares sold in proposed public offering				15.00%
Provision for working capital needs			$ 701,250
IPO [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Sale of stock issue price per share	10.00	$ 10.00
IPO [Member] | Class A Ordinary Shares
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Stock shares issued during the period new issues		97,750,000		97,750,000
Over-Allotment Option [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Sale of stock issue price per share	$ 10.00	$ 10.00
Proceeds from initial public offering	$ 977,500,000	$ 977,500,000
Adjustment to additional paid in capital stock issuance costs		54,500,000
Deferred underwriting commissions	34,200,000	34,200,000
Deferred Legal Fees	$ 18,000	$ 18,000
Over-Allotment Option [Member] | Class A Ordinary Shares
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Stock shares issued during the period new issues		12,750,000
Proposed Initial Public Offering [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Stock shares issued during the period new issues				85,000,000
Sale of stock issue price per share				$ 10.00